UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2009

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Chief Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	August 5, 2009

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	48
Form 13F Information Table Value Total:	$18,952
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	500	20133	SH		SOLE	NONE			20133
ALLIANCE BERNSTEIN HLDG	COM	01881G106	180	9000	SH		SOLE	NONE			9000
ALLIANCE WORLD DOLLAR G	COM	01879R106	102	10000	SH		SOLE	NONE			10000
ARES CAPITAL CORP	COM	04010L103	80	10000	SH		SOLE	NONE			10000
BP PLC ADR		COM	055622104	519	10886	SH		SOLE	NONE			10886
BANCO BILBAO VIZCAYA A	COM	05946K101	836	66605	SH		SOLE	NONE			66605
BANK OF AMERICA CORP	COM	060505104	157	11932	SH		SOLE	NONE			11932
BERKSHIRE HATHAWAY INC	COM	084670207	353	122	SH		SOLE	NONE			122
BLACKROCK FLOATING RT	COM	09255Y108	104	10000	SH		SOLE	NONE			10000
CALAMOS CONVERT HIGH IN	COM	12811P108	102	10000	SH		SOLE	NONE			10000
CHEVRON CORPORATION	COM	166764100	861	13000	SH		SOLE	NONE			13000
CISCO SYSTEMS		COM	17275R102	262	14085	SH		SOLE	NONE			14085
COLONIAL BANCGROUP INC 	COM	195493309	17 	28602 	SH		SOLE	NONE			28602
CONOCOPHILLIPS		COM	20825C104	336	8000	SH		SOLE	NONE			8000
EL PASO CORPORATION	COM	28336L109	139	15150 	SH		SOLE	NONE			15150
ENERPLUS RES FD UTS TR 	COM	29274D604	285	13300	SH		SOLE	NONE			13300
EXXON MOBIL CORP	COM	30231G102	652	9328	SH		SOLE	NONE			9328
GREENLIGHT CAPITAL RE	COM	G4095J109	1493	86308	SH		SOLE	NONE			86308
HCP INC			COM	40414L109	211	10000	SH		SOLE	NONE			10000
HALLMARK FINANCIAL SERV	COM	40624Q203	278	39000	SH		SOLE	NONE			39000
HOSPITALITY PROP TRUST	COM	44106M102	154	13000	SH		SOLE	NONE			13000
JOHNSON & JOHNSON	COM	478160104	1217	21440	SH		SOLE	NONE			21440
KINDER MORGAN ENERGY LP	COM	494550106	255	5000	SH		SOLE	NONE			5000
KOHLBERG CAPITAL CORP	COM	500233101	126	20000	SH		SOLE	NONE			20000
LLOYDS BANKING GROUP 	COM	539439109	63	13324	SH		SOLE	NONE			13324
MEDICAL PROPERTIES TR	COM	58463J304	265	43700	SH		SOLE	NONE			43700
MERCK & CO		COM	589331107	246	8802	SH		SOLE	NONE			8802
MICROSOFT CORP		COM	594918104	263	11106	SH		SOLE	NONE			11106
PENGROWTH ENERGY TRUST	COm	706902509	158	20000	SH		SOLE	NONE			20000
PETROLEO BRAILEIRO SA P COM	71654V408	368	9000	SH		SOLE	NONE			9000
PFIZER INC		COM	717081103	358 	23877 	SH		SOLE	NONE			23877
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
POWERSHARES DB GOLD DOU	COM	25154H749	788	40000	SH		SOLE	NONE			40000
PROGRESS ENERGY INC	COM	743263105	945	25000	SH		SOLE	NONE			25000
PROSHARES ULTRA SHORT	COM	74347R883	829	15000	SH		SOLE	NONE			15000
RAPID LINK INC		COM	753400100	2	51670	SH		SOLE	NONE			51670
REGIONS FINL CORP NEW	COM	7591EP100	423 	104892 	SH		SOLE	NONE			104892
SPDR GOLD TRUST ETF	COM	78463V107	465	5100	SH		SOLE	NONE			5100
SCANA CORP		COM	80589M102	510 	15731	SH		SOLE	NONE			15731
SCHLUMBERGER LTD	COM	806857108	295	5460	SH		SOLE	NONE			5460
SECURITY BK CORP COM	COM	814047106	32 	74018 	SH		SOLE	NONE			74018
3M COMPANY		COM	88579Y101	252	4203	SH		SOLE	NONE			4203
TORCHMARK CORP		COM	891027104	294	7956 	SH		SOLE	NONE			7956
UNIVERSAL HEALTH REIT	COM	91359E105	362	11500	SH		SOLE	NONE			11500
WASHINGTON MUTUAL INC	COM	939322103	1 	16890 	SH		SOLE	NONE			16890
WELLS FARGO		COM	949746101	2301	94873	SH		SOLE	NONE			94873
WYETH CORP		COM	983024100	276	6100	SH		SOLE	NONE			6100
ZIMMER HOLDINGS INC	COM	98956P102	213	5000	SH		SOLE	NONE			5000


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